SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ 44	$ 35	$ 612
Foreign currency translation adjustments	130
Remeasurement of derivatives	811
Total financial income	985	35	612
Financial expenses:
Interest	(2,228)	(3,081)	(207)
Foreign currency translation adjustments		(334)	(101)
Remeasurement of derivatives		(4,101)
Total financial expenses:	(2,228)	(7,516)	(308)
Financial income (expenses), net	$ (1,243)	$ (7,481)	$ 304